John Hancock Funds II

Multimanager Lifestyle Portfolios (each a “fund” and, collectively, the “funds”)

Supplement dated June 26, 2019 to the current Prospectus, as may be supplemented

Effective August 1, 2019, the “Shareholder fees” table and the “Expense example” table in the “Fund summary” section for each fund are amended and restated as follows to reflect that the maximum front-end sales charge on Class A shares of the funds is reduced:

Multimanager Lifestyle Aggressive Portfolio

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	584	712	212	312	212	110	177	152	167	126	106	101
3 years	869	955	655	655	655	346	548	471	517	415	331	315
5 years	1,175	1,324	1,124	1,124	1,124	600	944	813	892	725	574	547
10 years	2,043	2,242	2,242	2,421	2,421	1,328	2,052	1,779	1,944	1,604	1,271	1,213

Multimanager Lifestyle Growth Portfolio

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	580	708	208	308	208	106	172	147	162	121	101	96
3 years	857	943	643	643	643	333	533	456	502	399	315	300
5 years	1,155	1,303	1,103	1,103	1,103	578	918	787	866	698	547	520
10 years	2,000	2,200	2,200	2,379	2,379	1,282	1,998	1,724	1,889	1,548	1,213	1,155

Multimanager Lifestyle Balanced Portfolio

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	577	705	205	305	205	103	170	145	160	119	99	94
3 years	849	934	634	634	634	324	526	449	496	393	309	293
5 years	1,140	1,288	1,088	1,088	1,088	562	907	776	855	687	536	509
10 years	1,968	2,168	2,168	2,348	2,348	1,247	1,976	1,702	1,867	1,525	1,190	1,131

Multimanager Lifestyle Moderate Portfolio

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	576	704	204	304	204	102	169	144	159	118	98	93
3 years	846	930	630	630	630	321	523	446	493	390	306	290
5 years	1,135	1,283	1,083	1,083	1,083	557	902	771	850	682	531	504
10 years	1,957	2,157	2,157	2,338	2,338	1,235	1,965	1,691	1,856	1,514	1,178	1,120

Multimanager Lifestyle Conservative Portfolio

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.50	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $250,000 or more)	5.00	1.00	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	575	703	203	303	203	101	168	143	158	117	97	92
3 years	843	927	627	627	627	317	520	443	490	387	303	287
5 years	1,130	1,278	1,078	1,078	1,078	551	897	766	845	677	525	498
10 years	1,946	2,147	2,147	2,327	2,327	1,224	1,955	1,680	1,845	1,502	1,166	1,108

In addition, effective August 1, 2019, the following information in the “HOW SALES CHARGES FOR CLASS A, CLASS B, AND CLASS C SHARES ARE CALCULATED” subsection of the “Your account” section is amended and restated as follows:

Class A sales charges are as follows:

Your investment ($)	As a % of offering price*	As a % of your investment
Up to 49,999	4.50	4.71
50,000–99,999	3.50	3.63
100,000–249,999	3.00	3.09
250,000 and over	See below

* Offering price is the net asset value per share plus any initial sales charge.

Investments of $250,000 or more

Class A shares are available with no front-end sales charge on investments of $250,000 or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on investments of $250,000 or more

Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.